Condensed Interim Consolidated Statements of Shareholders Equity (Deficiency) (Unaudited)	USD ($)	Number of Proportionate Voting Shares USD ($) shares	Share Capital USD ($) shares	Number of Common Shares USD ($) shares	Number of Common Shares CAD ($) shares	Contributed Surplus USD ($)	Contingently Issuable Shares and Options USD ($)	Accumulated other comprehensive loss USD ($)	Noncontrolling Interest USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Warrants USD ($)
Balance, shares at Dec. 31, 2021 | shares			68,250
Balance, amount at Dec. 31, 2021	$ 17,645,242	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ (344,913)
Statement [Line Items]
Conversion from Common to Proportionate Voting Shares, amount	0	344,913	675,859	0		0	0	0	0	1,059,342	0
Private placements, amount	6,303,211	(1,059,342)	0	0		0	0	0	0	69,215	0
Share issuance costs	(42,822)	0	0		$ (42,822)	0	0	0	0	0	0
Options granted	530,473	76,756	0	(76,756)		0	0	(507,302)	0	0	0
Options expired	0	0	0	0		0	13,718	(10,714,214)	43,397,170	2,903,091	0
Restricted share units	675,859	$ 2,497,376	$ (371,321)	52,662		0					(34,505,598)
Warrants issued for credit facility	69,215
Non-controlling interest on sale of Biblos	0
Other comprehensive loss	(507,302)
Net loss for the period	(10,700,496)
Balance, amount at Sep. 30, 2022	13,973,380			36,218,116
Balance, shares at Sep. 30, 2022 | shares		3,098
Balance, shares at Dec. 31, 2022 | shares		3,098	6,042,445
Balance, amount at Dec. 31, 2022	7,155,665	$ 43,375,158	$ 1,925,238	3,296,668		131,184	0	(41,303,530)	0	0	(269,053)
Statement [Line Items]
Share issuance costs	2,186,916
Other comprehensive loss	100,687	(90,474)	0	(24,059,541)		0	0	0	0	0	0
Net loss for the period	(13,514,534)	$ 6,162,534	$ 140,677	0		0	0	0	(42,822)	0	0
Conversion from Proportionate Voting Shares to Common, shares | shares		(3,098)	309,825
Conversion from Proportionate Voting Shares to Common, amount	0	$ 0	$ 0	$ 0		0	0	0	0	0	0
Impact of rounding down after exchange for GSQ Esports, shares | shares			(70)	(70)	(70)
Impact of rounding down after exchange for GSQ Esports, amount	0	0	$ 0	$ 0		131,184	0	(131,184)	0	0	0
Contingent consideration on acquisition of Cut+Sew (Note 11), shares | shares			29,359
Contingent consideration on acquisition of Cut+Sew (Note 11), amount	0	0	$ 1,330,000	$ 39,684,000		30,000	0	0	0	0	0
Acquisition of Engine, shares | shares			6,380,083	6,380,083	6,380,083
Acquisition of Engine, amount	41,044,000	0	$ 0	$ (1,925,238)		0	0	183,187	0	0	0
Reclassify former GSQ Esports Inc. warrants to warrant liability	(1,925,238)	0	0	0		0	340,624	0	0	0	0
Shares issued for legal settlements, amount	183,187	0	0	0		(333,367)	0	0	0	333,367	0
Options (Note 16(a))	340,624	0	0	947,668		0	0	0	675,573	(675,573)	0
Options expired (Note 16(a))	0	0	0	0		0	0	(3,585)	0	0	0
Restricted share units (Note 16(b))	947,668	0	3,585	0		66,154	0	0	0	0	0
Restricted share units exercised (Note 16(b)), amount	0	0	0	0		0	100,687	0	0	0	0
Restricted share units cancelled (Note 16(b))	0	$ 0	$ 0	$ 0		0	(13,514,534)	84,115,256	4,902,435	30,000	0
Shares issued for debt, shares | shares		3,098	(309,825)	9,109	9,109
Shares issued for debt, amount	66,154	$ 0	$ 0	$ (168,366)		(54,481,112)	3,101,014	2,287,484	52,662	135,981	36,218,116
Balance, amount at Sep. 30, 2023	$ 34,398,213	$ 0	$ 0	$ 43,375,158		$ 0	$ 0	$ 530,473	$ 0	$ 0	$ 0